Debt (Details Narrative) (10-K) - John Keeler & Co., Inc. [Member] - USD ($)			9 Months Ended		12 Months Ended
	Aug. 31, 2016	Nov. 05, 2015	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2015	Mar. 31, 2014	Jul. 31, 2013
Revolving line of credit	$ 14,000,000		$ 7,462,000		$ 12,100,000	$ 9,600,000	$ 20,000,000	$ 13,500,000
Line of credit, interest rate			8.571%		6.70%
Prepayment penalties and legal fees	120,000
Repayment of new loan			$ 4,646,997		$ 36,568,702	$ 45,499,318
Line of credit, term			5 years
Line of credit, description			Borrowing is based on up to 85% of eligible accounts receivable plus the net orderly liquidation value of eligible inventory at the same rate, subject to certain defined limitations.		Borrowing is based on up to 85% of eligible accounts receivable plus the net orderly liquidation value of eligible inventory at the same rate, subject to certain defined limitations.
Debt default interest rate						3.00%
Debt issuance cost					$ 195,000	$ 244,000
Debt accumulated amortization					229,000	64,500
Amortization expense			$ 100,391	$ 144,074	164,457	118,405
Long term debt					69,000	102,000
Interest expenses			$ 645,400		$ 807,000	$ 800,000
Forbearance Agreement [Member]
Line of credit, interest rate		6.50%
Line of credit current borrowing capacity		$ 17,000,000
Percentage of common stock to be pledge		65.00%
London Interbank Offered Rate (LIBOR) [Member]
Line of credit, interest rate			6.25%		4.50%
Base Rate [Member]
Line of credit, interest rate					1.75%
Floor Interest Rate [Member]
Line of credit, interest rate					5.50%
Prime Rate [Member]
Line of credit, interest rate			3.00%
Fixed Rate [Member]
Line of credit, interest rate			6.50%
AloStar [Member]
Revolving line of credit									$ 10,000,000
AFS Finco I LP [Member]
Revolving line of credit	$ 14,000,000
Repayment of new loan					$ 309,000
Line of credit, term					4 years
AFS Finco I LP [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of credit, interest rate					6.25%
AFS Finco I LP [Member] | Prime Rate [Member]
Line of credit, interest rate					3.00%
AFS Finco I LP [Member] | Fixed Rate [Member]
Line of credit, interest rate					6.50%
Mercedes-Benz Financial Services [Member]
Loan interest rate					5.56%
Debt monthly instalment					$ 3,000
Debt maturity date					Nov. 30, 2019